ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statement of Income Captions [Line Items]
Net (loss) income	$ (1,454,614)	$ 394,228	$ 338,896
Other comprehensive income (loss):
Other comprehensive income (loss)	20,394	48,734	(48,900)
Total comprehensive (loss) income	(1,256,021)	413,702	306,427
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net (loss) income	(1,263,492)	373,173	340,299
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	7,471	40,529	(33,872)
Other comprehensive income (loss)	7,471	40,529	(33,872)
Total comprehensive (loss) income	$ (1,256,021)	$ 413,702	$ 306,427